Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000256500 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256500 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000256500 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256500 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000256500 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000256500 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256500 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256500 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000256504 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256504 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000256504 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256504 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000256504 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000256504 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256504 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256504 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000256503 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256503 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000256503 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256503 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000256503 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000256503 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256503 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256503 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000256501 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256501 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000256501 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256501 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000256501 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000256501 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256501 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256501 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000256502 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000256502 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000256502 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000256502 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000256502 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000256502 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256502 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000256502 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%